Business combinations (Tables)	12 Months Ended
Sep. 30, 2025
Business Combination [Line Items]
Schedule of pro forma information

Year Ended September 30,
2025
Revenue	$23,338
Cost of goods sold	15,663
Selling, general and administrative	23,260
Loss on extinguishment of debt	716
Interest expense, net	475
Bargain purchase gain	(4,111)
Other income	(98)
Net loss	$(12,567)

S Rx Health Solutions Canada Inc [Member]
Business Combination [Line Items]
Schedule of company canadian operating subsidiary

September 30, 2025
Common stock	$6,858
Total consideration	$6,858

Cash and cash equivalents	5,940
Accounts receivable, net	5,320
Inventories, net	4,163
Prepaid expenses and other current assets	1,218
Fixed assets, net	118
Right-of-use assets, operating leases	50
Other LT assets	187
Total assets acquired	$16,996

Accounts payable	4,858
Accrued liabilities	326
Line of credit, short-term	790
Operating lease liability, short-term	47
Operating lease liability, long-term	6
Total liabilities acquired	$6,027

Net assets acquired	$10,969

Bargain purchase gain	$(4,111)